Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

	December 31,
	2024	2023
Deferred tax asset
Organizational costs/Start-up costs	$2,001,367	$1,253,839
Federal net operating loss	—	—
Total deferred tax asset	2,001,367	1,253,839
Valuation allowance	(2,001,367)	(1,253,839)
Deferred tax asset, net of allowance	$—	$—

Schedule of Income Tax Provision

The income tax provision for the years ended December 31, 2024 and 2023 consists of the following:

	December 31,
	2024	2023
Federal
Current	$628,508	$2,325,087
Deferred	(747,528)	(903,665)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	747,528	903,665
Income tax provision	$628,508	$2,325,087

Schedule of Reconciliation of the Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2024 and 2023 is as follows:

	December 31,
	2024	2023
Statutory federal income tax rate	21.00%	21.00%
M&A expenses	(11.4)%	—
Change in valuation allowance	(60.28)%	13.35%
Income tax provision	(50.68)%	34.35%

Schedule of Performance and Making Key Decisions Regarding Resource Allocation the CODM Reviews Several Key Metrics	When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
General and administrative expenses	$2,920,423	$3,730,488
Interest earned on the Trust Account	$2,953,920	$11,207,609